Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,582,604.49
Previously Paid Amount	0.00
Total Fee Amount	2,290.06
Total Offset Amount	0.00
Net Fee	$ 2,290.06
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A